UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22255

Columbia ETF Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston,c Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of March

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia EM Core ex-China ETF

XCEM | NYSE Arca, Inc.

Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Columbia EM Core ex-China ETF (the Fund) for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia EM Core ex-China ETF	$9	0.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$1,240,649,571
Total number of portfolio holdings	333
Portfolio turnover for the reporting period	24%

Columbia EM Core ex-China ETF | SSR274_00_(11/25) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	14.6%
Samsung Electronics Co. Ltd. (South Korea)	4.9%
SK Hynix, Inc. (South Korea)	2.0%
HDFC Bank Ltd. (India)	1.8%
ICICI Bank Ltd. (India)	1.6%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.5%
International Holding Co. PJSC (United Arab Emirates)	1.3%
Naspers Ltd. Class N (South Africa)	1.2%
Al Rajhi Bank (Saudi Arabia)	1.2%
Infosys Ltd. (India)	1.2%

Sector Allocation

Value	Value
Real Estate	2.0%
Utilities	2.1%
Health Care	3.1%
Consumer Staples	4.1%
Energy	4.3%
Communication Services	5.0%
Consumer Discretionary	6.1%
Materials	6.5%
Industrials	9.2%
Financials	25.0%
Information Technology	31.8%

Geographic Allocation

Value	Value
Other	8.4%
Malaysia	1.5%
Thailand	1.8%
Mexico	3.4%
United Arab Emirates	4.0%
Saudi Arabia	4.9%
South Africa	4.9%
Brazil	5.1%
South Korea	14.6%
India	23.8%
Taiwan	27.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002605

Columbia EM Core ex-China ETF | SSR274_00_(11/25) | 2

Columbia India Consumer ETF

INCO | NYSE Arca, Inc.

Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Columbia India Consumer ETF (the Fund) for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia India Consumer ETF	$39	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$288,727,103
Total number of portfolio holdings	32
Portfolio turnover for the reporting period	4%

Columbia India Consumer ETF | SSR279_00_(11/25) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Eternal Ltd. (India)	6.1%
Maruti Suzuki India Ltd. (India)	5.8%
Mahindra & Mahindra Ltd. (India)	5.3%
Bajaj Auto Ltd. (India)	4.9%
Eicher Motors Ltd. (India)	4.9%
Hindustan Unilever Ltd. (India)	4.8%
Titan Co. Ltd. (India)	4.6%
Tata Motors Ltd. (India)	4.5%
Nestle India Ltd. (India)	4.3%
TVS Motor Co. Ltd. (India)	4.3%

Sector Allocation

Value	Value
Consumer Staples	37.9%
Consumer Discretionary	63.3%

Geographic Allocation

Value	Value
United States	0.3%
India	101.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002605

Columbia India Consumer ETF | SSR279_00_(11/25) | 2

Columbia Research Enhanced Emerging Economies ETF

ECON | NYSE Arca, Inc.

Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Columbia Research Enhanced Emerging Economies ETF (the Fund) for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Emerging Economies ETF	$27	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$232,694,512
Total number of portfolio holdings	203
Portfolio turnover for the reporting period	15%

Columbia Research Enhanced Emerging Economies ETF | SSR277_00_(11/25) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.4%
Alibaba Group Holding Ltd. (China)	5.1%
Samsung Electronics Co. Ltd. (South Korea)	4.6%
Tencent Holdings Ltd. (China)	3.8%
SK Hynix, Inc. (South Korea)	2.2%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	2.1%
Xiaomi Corp. Class B (China)	1.7%
Al Rajhi Bank (Saudi Arabia)	1.6%
Bharti Airtel Ltd. (India)	1.5%
MediaTek, Inc. (Taiwan)	1.5%

Sector Allocation

Value	Value
Real Estate	1.3%
Utilities	2.5%
Health Care	2.5%
Energy	3.0%
Consumer Staples	3.7%
Materials	4.9%
Industrials	7.1%
Communication Services	11.0%
Consumer Discretionary	13.0%
Financials	23.6%
Information Technology	26.6%

Geographic Allocation

Value	Value
Other	7.1%
Thailand	1.3%
Mexico	2.1%
United Arab Emirates	2.7%
Saudi Arabia	3.0%
South Africa	3.1%
Brazil	4.1%
South Korea	11.6%
India	14.0%
Taiwan	18.8%
China	31.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002605

Columbia Research Enhanced Emerging Economies ETF | SSR277_00_(11/25) | 2

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia EM Core ex-China ETF
Columbia India Consumer ETF
Columbia Research Enhanced Emerging Economies ETF
Semiannual Financial Statements and Additional
Information
September 30, 2025 (Unaudited)
Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value

Indexed ETFs | 2025
TABLE OF CONTENTS
Portfolio of Investments 3
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 23
Notes to Financial Statements 26
Approval of Investment Management Services Agreement 34

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 3
Common Stocks - 97.1%
Issuer Shares Value ($)
Argentina - 0.0%
Vista Energy SAB de CV
(a)
17,623 605,147
Brazil - 2.8%
Ambev SA 1,019,277 2,313,950
B3 SA - Brasil Bolsa Balcao 1,419,304 3,571,213
Banco BTG Pactual SA 778,174 7,051,793
Banco Santander Brasil SA 872,028 4,814,080
Embraer SA 339,733 5,121,943
Lojas Renner SA 283,283 804,813
PRIO SA
(a)
77,470 554,672
Rede D'Or Sao Luiz SA
(b)
203,019 1,604,161
Suzano SA 230,089 2,155,917
TOTVS SA 228,958 1,974,639
Vale SA 49,412 534,244
Vibra Energia SA 282,096 1,302,540
WEG SA 440,183 3,024,344
Total 34,828,309
Chile - 0.4%
Empresas Copec SA 414,435 3,034,307
Latam Airlines Group SA
(a)
103,662,533 2,355,611
Total 5,389,918
China - 0.1%
Airtac International Group 30,520 754,038
Colombia - 0.1%
Interconexion Electrica SA ESP 170,321 1,016,006
Czech Republic - 0.1%
CEZ AS 20,426 1,269,652
Egypt - 0.1%
Commercial International Bank - Egypt
(CIB) 368,481 777,776
Greece - 0.6%
Alpha Bank SA 564,200 2,395,858
Eurobank Ergasias Services and
Holdings SA 690,182 2,661,595
National Bank of Greece SA 200,331 2,910,597
Total 7,968,050
Hungary - 0.6%
OTP Bank Nyrt 66,599 5,763,323
Richter Gedeon Nyrt 45,168 1,377,389
Total 7,140,712
India - 23.8%
ABB India, Ltd. 23,054 1,345,844
Adani Enterprises Ltd. 62,640 1,767,899
Adani Green Energy Ltd.
(a)
103,963 1,202,342
Adani Ports & Special Economic Zone
Ltd. 273,739 4,327,042
Adani Power Ltd.
(a)
1,176,285 1,916,342
Aditya Birla Capital Ltd.
(a)
408,803 1,346,044
Ambuja Cements, Ltd. 218,352 1,401,638
Ashok Leyland, Ltd. 1,252,112 2,011,953
Asian Paints Ltd. 69,625 1,842,787
AU Small Finance Bank Ltd.
(b)
107,540 885,864
Aurobindo Pharma, Ltd. 130,034 1,587,407
Avenue Supermarts Ltd.
(a),(b)
28,254 1,424,144
Axis Bank Ltd. 410,722 5,234,594
Bajaj Auto Ltd. 14,030 1,371,338
Bajaj Finance Ltd. 446,626 5,024,676
Common Stocks (continued)
Issuer Shares Value ($)
Bajaj Finserv Ltd. 70,607 1,595,539
Bharat Electronics Ltd. 831,365 3,782,347
Bharat Forge Ltd. 92,994 1,269,822
Bharat Petroleum Corp. Ltd. 603,172 2,307,357
Bharti Airtel Ltd. 453,403 9,592,118
Britannia Industries Ltd. 13,286 896,470
BSE Ltd. 35,316 811,496
CG Power & Industrial Solutions Ltd. 238,863 1,993,333
Cholamandalam Investment and Finance
Co. Ltd. 103,586 1,879,251
Cipla Ltd. 105,412 1,784,752
Coal India Ltd. 557,730 2,449,486
Coforge Ltd. 50,154 898,706
Colgate-Palmolive India Ltd. 40,793 1,021,057
Crompton Greaves Consumer Electricals
Ltd. 343,141 1,125,784
Cummins India, Ltd. 52,211 2,308,924
Divi's Laboratories, Ltd. 31,952 2,047,454
Dixon Technologies India Ltd. 9,963 1,831,494
DLF, Ltd. 185,315 1,488,134
Dr Reddy's Laboratories Ltd. 102,510 1,412,808
Eicher Motors Ltd. 21,582 1,702,836
Eternal Ltd.
(a)
1,397,271 5,122,402
Glenmark Pharmaceuticals, Ltd. 64,547 1,419,560
Godrej Consumer Products Ltd. 96,136 1,263,461
Godrej Properties Ltd.
(a)
56,445 1,251,610
Grasim Industries Ltd. 69,180 2,148,046
Havells India, Ltd. 89,166 1,508,382
HCL Technologies Ltd. 125,596 1,959,291
HDFC Bank Ltd. ADR 647,954 22,134,109
HDFC Life Insurance Co. Ltd.
(b)
129,630 1,104,404
Hero MotoCorp Ltd. 31,609 1,948,223
Hindalco Industries Ltd. 325,322 2,791,785
Hindustan Aeronautics Ltd. 37,324 1,995,279
Hindustan Petroleum Corp. Ltd. 301,503 1,505,669
Hindustan Unilever Ltd. 129,363 3,663,418
ICICI Bank Ltd. ADR 667,500 20,178,525
ICICI Lombard General Insurance Co.
Ltd.
(b)
44,922 956,130
IDBI Bank Ltd. 1,922,685 1,979,664
Idfc First Bank Ltd. 1,736,237 1,364,331
Indian Hotels Co. Ltd. 169,028 1,371,242
Indian Oil Corp., Ltd. 1,153,680 1,946,302
Indus Towers Ltd.
(a)
318,607 1,230,453
IndusInd Bank Ltd.
(a)
177,358 1,469,282
Infosys Ltd. ADR 889,333 14,469,448
InterGlobe Aviation Ltd.
(b)
30,065 1,894,369
ITC Ltd. 1,381,584 6,248,258
Jindal Steel Ltd. 178,243 2,135,473
JSL Stainless Ltd. 178,154 1,480,290
JSW Steel Ltd. 212,657 2,736,869
Kotak Mahindra Bank Ltd. 180,161 4,043,382
Larsen & Toubro Ltd. 114,225 4,707,232
Laurus Labs Ltd.
(b)
167,300 1,586,160
Lodha Developers Ltd.
(b)
69,468 888,646
Lupin, Ltd. 68,384 1,472,060
Mahindra & Mahindra Ltd. 176,096 6,796,818
Maruti Suzuki India Ltd. 17,821 3,217,219
Max Healthcare Institute Ltd. 125,069 1,570,181

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETFs | 2025
Common Stocks (continued)
Issuer Shares Value ($)
National Aluminium Co. Ltd. 684,766 1,649,431
Nestle India Ltd. 60,406 784,357
NTPC Ltd. 1,037,153 3,976,841
Oberoi Realty Ltd. 59,106 1,053,192
Oil & Natural Gas Corp. Ltd. 930,663 2,510,383
PB Fintech Ltd.
(a)
76,504 1,466,512
Persistent Systems Ltd. 18,672 1,014,157
Petronet LNG, Ltd. 395,636 1,242,312
Phoenix Mills Ltd. (The) 65,549 1,148,360
Pi Industries Ltd. 26,319 1,041,481
Polycab India Ltd. 20,933 1,717,761
Power Grid Corp of India Ltd. 927,328 2,926,989
Prestige Estates Projects Ltd. 54,568 928,081
Rail Vikas Nigam Ltd. 164,360 628,368
Reliance Industries, Ltd. 242,725 3,728,816
Samvardhana Motherson International
Ltd. 1,668,274 1,985,084
SBI Life Insurance Co. Ltd.
(b)
64,255 1,295,829
Shriram Finance Ltd. 314,198 2,180,202
Siemens, Ltd. 37,433 1,319,259
Solar Industries India Ltd. 6,525 979,315
Sona Blw Precision Forgings Ltd.
(b)
219,172 1,016,391
SRF, Ltd. 39,048 1,241,778
State Bank of India GDR 67,369 6,622,373
Sun Pharmaceutical Industries Ltd. 192,400 3,454,754
Sundaram Finance Ltd. 17,870 887,877
Supreme Industries Ltd. 23,128 1,099,136
Suzlon Energy, Ltd.
(a)
2,737,694 1,697,400
Tata Consultancy Services, Ltd. 176,105 5,728,898
Tata Consumer Products Ltd. 95,830 1,218,857
Tata Motors Ltd. 522,588 4,003,484
Tata Power Co. Ltd. (The) 461,740 2,021,149
Tata Steel Ltd. 2,033,307 3,864,918
Tech Mahindra Ltd. 70,445 1,110,998
Titan Co. Ltd. 69,523 2,636,414
Trent Ltd. 38,858 2,047,087
Tube Investments of India Ltd. 34,064 1,188,056
TVS Motor Co. Ltd. 59,731 2,313,322
UltraTech Cement, Ltd. 20,131 2,771,084
United Spirits Ltd. 53,808 802,556
UPL Ltd. 166,840 1,232,292
Varun Beverages Ltd. 354,323 1,770,642
Vedanta Ltd. 650,329 3,411,730
Voltas, Ltd. 77,364 1,179,341
Total 295,344,322
Indonesia - 1.5%
Chandra Asri Pacific Tbk PT 1,684,947 781,051
PT Bank Central Asia Tbk 15,370,968 7,032,921
PT Bank Mandiri Persero Tbk 492,250 129,967
PT Bank Negara Indonesia Persero Tbk 7,045,659 1,733,405
PT Bank Rakyat Indonesia Persero Tbk 9,425,562 2,205,802
PT Dian Swastatika Sentosa Tbk
(a)
366,994 2,338,720
PT GoTo Gojek Tokopedia Tbk
(a)
279,309,325 905,053
PT United Tractors Tbk 1,797,964 2,888,718
Total 18,015,637
Kuwait - 0.9%
Boubyan Bank KSCP 842,547 1,949,536
Gulf Bank KSCP 1,623,094 1,859,214
Common Stocks (continued)
Issuer Shares Value ($)
Kuwait Finance House KSCP 1,317,475 3,427,893
Mabanee Co KPSC 646,032 2,082,610
National Bank of Kuwait SAKP 688,606 2,391,134
Total 11,710,387
Malaysia - 1.5%
CIMB Group Holdings Bhd 623,085 1,086,716
IHH Healthcare Bhd 3,528,324 6,329,772
Malayan Banking Bhd 1,024,383 2,412,174
Public Bank Bhd 835,468 859,588
Tenaga Nasional Bhd 2,629,799 8,260,887
Total 18,949,137
Mexico - 3.4%
America Movil SAB de CV Series B 4,588,515 4,798,136
Arca Continental SAB de CV 185,005 1,937,797
Cemex SAB de CV Series CPO
(a)
2,204,863 1,972,440
Coca-Cola Femsa SAB de CV 161,004 1,334,491
Fibra Uno Administracion SA de CV 981,441 1,444,925
Fomento Economico Mexicano SAB de
CV Series UBD 499,834 4,923,770
Grupo Aeroportuario del Centro Norte
SAB de CV 133,450 1,725,077
Grupo Aeroportuario del Pacifico SAB de
CV
Class B
112,989 2,668,100
Grupo Aeroportuario del Sureste SAB de
CV
Class B
49,271 1,589,492
Grupo Carso SAB de CV Series A1 138,470 987,739
Grupo Financiero Banorte SAB de CV
Class O
439,254 4,420,214
Grupo Financiero Inbursa SAB de CV
Class O
495,070 1,359,974
Grupo Mexico SAB de CV Series B 949,735 8,274,467
Industrias Penoles SAB de CV
(a)
64,716 2,889,407
Prologis Property Mexico SA de CV 252,644 1,033,315
Qualitas Controladora SAB de CV 87,076 795,357
Wal-Mart de Mexico SAB de CV 152,453 470,436
Total 42,625,137
Philippines - 0.6%
Manila Electric Co. 416,267 3,790,747
SM Investments Corp. 302,042 3,814,448
Total 7,605,195
Poland - 1.4%
Bank Polska Kasa Opieki SA 24,915 1,199,788
ORLEN SA 74,110 1,767,437
Powszechna Kasa Oszczednosci Bank
Polski SA 414,117 8,045,252
Powszechny Zaklad Ubezpieczen SA 412,716 6,184,170
Total 17,196,647
Qatar - 1.0%
Al Rayan Bank 2,056,565 1,344,308
Barwa Real Estate Co. 1,155,543 847,060
Qatar Fuel QSC 544,033 2,253,232
Qatar Gas Transport Co., Ltd. 1,180,918 1,491,959
Qatar Islamic Bank QPSC 364,968 2,395,698
Qatar National Bank QPSC 796,123 4,062,610
Total 12,394,867
Russia - 0.0%
Gazprom PJSC
(a),(c),(d),(e),(f)
251,024 0
GMK Norilskiy Nickel PAO ADR
(a),(c),(d),(e)
19,108 0

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 5
Common Stocks (continued)
Issuer Shares Value ($)
LUKOIL PJSC
(a),(c),(d),(e),(f)
14,277 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
49,482 0
Total 0
Saudi Arabia - 4.9%
Al Rajhi Bank 512,374 14,646,284
Almarai Co. JSC 146,407 1,963,701
Bupa Arabia For Cooperative Insurance
Co. 31,947 1,404,741
Co. for Cooperative Insurance (The) 33,727 1,223,101
Dar Al Arkan Real Estate Development
Co.
(a)
337,856 1,796,397
Dr Sulaiman Al Habib Medical Services
Group Co. 20,479 1,474,409
Elm Co. 6,494 1,550,684
Etihad Etisalat Co. 128,510 2,314,770
Riyad Bank 291,952 2,117,512
Saudi Arabian Mining Co.
(a)
324,537 5,538,469
Saudi Arabian Oil Co.
(b)
771,676 5,066,040
Saudi Awwal Bank 264,177 2,259,826
Saudi Investment Bank (The) 280,446 1,066,386
Saudi National Bank (The) 707,415 7,390,678
Saudi Telecom Co. 455,687 5,356,163
Umm Al Qura For Development &
Construction Co.
(a)
276,574 1,821,604
Yanbu National Petrochemical Co. 402,465 3,749,701
Total 60,740,466
South Africa - 4.9%
Absa Group Ltd. 99,587 1,045,310
Bid Corp. Ltd. 158,763 3,977,702
Bidvest Group Ltd. 228,679 2,807,639
Exxaro Resources Ltd. 184,558 1,927,469
FirstRand Ltd. 1,501,737 6,759,884
Gold Fields Ltd. 230,932 9,759,178
Harmony Gold Mining Co. Ltd. 208,313 3,801,735
Impala Platinum Holdings Ltd. 207,427 2,651,675
Mr Price Group Ltd. 80,317 948,301
MTN Group Ltd. 402,054 3,379,095
Naspers Ltd.
Class N
(a)
42,736 15,493,407
Shoprite Holdings Ltd. 238,847 3,793,448
Sibanye Stillwater Ltd.
(a)
742,354 2,120,888
Standard Bank Group Ltd. 168,961 2,315,067
Total 60,780,798
South Korea - 14.6%
Alteogen, Inc.
(a)
7,472 2,439,098
Celltrion, Inc. 22,666 2,801,243
Doosan Enerbility Co. Ltd.
(a)
111,753 4,994,058
Hana Financial Group, Inc. 96,489 5,996,822
Hanwha Aerospace Co. Ltd. 5,543 4,373,402
HD Hyundai Electric Co. Ltd. 5,680 2,356,124
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 8,012 2,346,981
HLB, Inc.
(a)
40,619 1,098,672
HMM Co. Ltd. 119,940 1,713,978
HYBE Co. Ltd. 7,062 1,338,863
Hyundai Mobis Co. Ltd. 11,905 2,532,798
Hyundai Motor Co. 33,890 5,193,222
Hyundai Rotem Co. Ltd. 12,486 1,948,921
Kakao Corp. 93,867 3,987,366
Common Stocks (continued)
Issuer Shares Value ($)
KakaoBank Corp. 67,330 1,139,722
KB Financial Group, Inc. 99,949 8,227,868
Kia Corp. 64,762 4,648,112
LG Chem Ltd. 12,252 2,427,608
LG Energy Solution Ltd.
(a)
8,850 2,191,921
Meritz Financial Group, Inc. 21,376 1,729,216
NAVER Corp. 44,021 8,424,246
Samsung Biologics Co. Ltd.
(a),(b)
3,542 2,516,927
Samsung C&T Corp. 17,638 2,320,641
Samsung Electro-Mechanics Co. Ltd. 4,330 597,167
Samsung Electronics Co. Ltd. 1,009,036 60,338,634
Samsung Fire & Marine Insurance Co.
Ltd. 5,091 1,638,278
Samsung Heavy Industries Co. Ltd.
(a)
128,467 2,005,222
Samsung SDI Co. Ltd. 13,204 1,929,240
Shinhan Financial Group Co. Ltd. 146,189 7,376,915
SK Hynix, Inc. 102,323 25,342,819
SK Square Co. Ltd.
(a)
16,930 2,431,414
SK Telecom Co. Ltd. 25,415 983,596
Woori Financial Group, Inc. 85,483 1,581,044
Total 180,972,138
Taiwan - 27.5%
Accton Technology Corp. 108,746 3,728,577
Acer, Inc. 663,158 673,428
Advantech Co. Ltd. 81,809 856,259
Alchip Technologies Ltd. 18,171 2,065,835
ASE Technology Holding Co. Ltd. 594,261 3,197,677
Asia Vital Components Co. Ltd. 112,217 3,611,946
Asustek Computer, Inc. 139,431 3,069,696
Catcher Technology Co. Ltd. 463,886 2,777,715
Cathay Financial Holding Co. Ltd. 1,773,035 3,816,231
Chang Hwa Commercial Bank Ltd. 6,979,933 4,500,154
Chunghwa Telecom Co. Ltd. 1,666,015 7,297,493
CTBC Financial Holding Co. Ltd. 6,230,224 8,769,493
Delta Electronics, Inc. 400,753 11,229,184
E Ink Holdings, Inc. 172,226 1,359,025
E.Sun Financial Holding Co. Ltd. 1,880,352 2,057,541
Elite Material Co. Ltd. 70,224 2,822,508
eMemory Technology, Inc. 18,636 1,232,087
Eva Airways Corp. 1,342,933 1,678,776
Evergreen Marine Corp. Taiwan Ltd. 235,536 1,383,324
Far Eastern New Century Corp. 3,915,879 3,571,804
Far EasTone Telecommunications Co.
Ltd. 1,701,669 4,935,611
Fortune Electric Co. Ltd. 44,312 844,717
Fubon Financial Holding Co. Ltd. 1,136,138 3,291,587
Gigabyte Technology Co. Ltd. 164,436 1,613,176
Hon Hai Precision Industry Co. Ltd. 2,559,065 18,136,296
KGI Financial Holding Co. Ltd. 1,996,789 979,460
Largan Precision Co. Ltd. 37,048 2,856,579
Lite-On Technology Corp. 407,671 2,307,345
MediaTek, Inc. 313,639 13,532,229
Mega Financial Holding Co. Ltd. 1,141,556 1,591,841
Novatek Microelectronics Corp. 116,714 1,633,261
PharmaEssentia Corp. 50,938 860,721
President Chain Store Corp. 387,578 3,153,729
Quanta Computer, Inc. 460,838 4,384,901
Realtek Semiconductor Corp. 69,206 1,248,878
Taiwan Business Bank 11,305,165 5,842,127

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETFs | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Taiwan Mobile Co. Ltd. 1,329,449 4,754,575
Taiwan Semiconductor Manufacturing
Co. Ltd. 4,242,125 181,638,333
Tatung Co. Ltd. 482,230 613,111
Uni-President Enterprises Corp. 2,152,656 5,537,379
United Microelectronics Corp. 3,030,055 4,528,480
Wan Hai Lines Ltd. 269,004 655,784
Wistron Corp. 561,148 2,586,826
Wiwynn Corp. 24,331 2,646,409
Yang Ming Marine Transport Corp. 572,058 994,786
Total 340,866,894
Thailand - 1.8%
Airports of Thailand PCL NVDR 1,911,900 2,389,506
Bangkok Dusit Medical Services PCL
NVDR 2,177,700 1,377,653
Central Pattana PCL NVDR 1,523,200 2,632,285
Charoen Pokphand Foods PCL NVDR 1,735,371 1,194,222
CP ALL PCL NVDR 43,098 62,842
Delta Electronics Thailand PCL NVDR 803,300 3,929,117
Kasikornbank PCL NVDR 270,183 1,396,564
Krung Thai Bank PCL NVDR 1,957,596 1,498,176
PTT Exploration & Production PCL NVDR 649,300 2,314,277
PTT PCL NVDR NVDR 3,271,900 3,357,219
Siam Cement PCL (The) NVDR 347,100 2,463,601
Total 22,615,462
Turkey - 0.5%
BIM Birlesik Magazalar AS 127,278 1,656,002
Haci Omer Sabanci Holding AS 927,037 1,935,205
Turkiye Petrol Rafinerileri AS 485,713 2,178,557
Total 5,769,764
United Arab Emirates - 4.0%
Abu Dhabi Commercial Bank PJSC 645,999 2,564,298
Abu Dhabi Islamic Bank PJSC 562,936 3,338,074
ADNOC Drilling Co. PJSC 1,203,463 1,844,676
Adnoc Gas PLC 2,102,317 2,026,192
Aldar Properties PJSC 916,103 2,364,459
Dubai Islamic Bank PJSC 1,257,000 3,278,535
Emaar Properties PJSC 1,257,517 4,467,900
Emirates Integrated Telecommunications
Co. PJSC 462,340 1,158,053
Emirates NBD Bank PJSC 473,806 3,134,627
Emirates Telecommunications Group
Co. PJSC 600,342 3,079,347
First Abu Dhabi Bank PJSC 1,346,106 5,731,853
International Holding Co. PJSC
(a)
143,529 15,650,249
Modon Holding PSC
(a)
1,047,174 995,001
Total 49,633,264
Total Common Stocks
(Cost: $899,775,520) 1,204,969,723
Preferred Stocks - 2.3%
Issuer Shares Value ($)
Brazil - 2.3%
Banco Bradesco SA Preference Shares 1,420,857 4,719,693
Itau Unibanco Holding SA Preference
Shares 1,319,385 9,679,446
Itausa SA Preference Shares 3,036,082 6,539,017
Preferred Stocks (continued)
Issuer Shares Value ($)
Petroleo Brasileiro SA - Petrobras
Preference Shares 1,169,327 6,907,648
Total 27,845,804
India - 0.0%
TVS Motor Co. Ltd.
(a),(c),(d)
238,924 24,218
Total Preferred Stocks
(Cost: $23,562,145) 27,870,022
Warrants - 0.0%
Issuer Shares Value ($)
Malaysia - 0.0%
YTL Corp. Bhd
,
expiring 12/31/25 231,020 79,047
Total Warrants
(Cost $0) 79,047
Money Market Funds - 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 3.965%
(g)
6,167,819 6,167,819
Total Money Market Funds
(Cost: $6,167,819) 6,167,819
Total Investments in Securities
(Cost: $929,505,484) 1,239,086,611
Other Assets & Liabilities, Net 1,562,960
Net Assets 1,240,649,571

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 7
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Gazprom PJSC
04/19/2016-02/16/2022
251,024
961,853
—
GMK Norilskiy Nickel PAO ADR
06/19/2020-02/16/2022
19,108
569,160
—
LUKOIL PJSC
04/19/2016-02/16/2022
14,277
1,117,736
—
Mobile TeleSystems PJSC ADR
06/19/2020-02/16/2022
49,482
421,211
—
3,069,960
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $20,239,065, which represents 1.63% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the value of these securities amounted to $24,218, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment.
An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETFs | 2025
Fair Value Measurements (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the
Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The
Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers,
LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Argentina 605,147 – – 605,147
Brazil 34,828,309 – – 34,828,309
Chile 5,389,918 – – 5,389,918
China 754,038 – – 754,038
Colombia 1,016,006 – – 1,016,006
Czech Republic 1,269,652 – – 1,269,652
Egypt 777,776 – – 777,776
Greece 7,968,050 – – 7,968,050
Hungary 7,140,712 – – 7,140,712
India 295,344,322 – – 295,344,322
Indonesia 18,015,637 – – 18,015,637
Kuwait 11,710,387 – – 11,710,387
Malaysia 18,949,137 – – 18,949,137
Mexico 42,625,137 – – 42,625,137
Philippines 7,605,195 – – 7,605,195
Poland 17,196,647 – – 17,196,647
Qatar 12,394,867 – – 12,394,867
Russia – – 0
(a)
0
(a)
Saudi Arabia 60,740,466 – – 60,740,466
South Africa 60,780,798 – – 60,780,798
South Korea 180,972,138 – – 180,972,138
Taiwan 340,866,894 – – 340,866,894
Thailand 22,615,462 – – 22,615,462
Turkey 5,769,764 – – 5,769,764
United Arab Emirates 49,633,264 – – 49,633,264
Total Common Stocks 1,204,969,723 – 0
(a)
1,204,969,723
Preferred Stocks
Brazil 27,845,804 – – 27,845,804

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 9
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
India – – 24,218 24,218
Total Preferred Stocks 27,845,804 – 24,218 27,870,022
Warrants
Malaysia – 79,047 – 79,047
Total Warrants – 79,047 – 79,047
Money Market Funds 6,167,819 – – 6,167,819
Total Investments in Securities 1,238,983,346 79,047 24,218 1,239,086,611
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
(a) Rounds to zero.

PORTFOLIO OF INVESTMENTS
Columbia India Consumer ETF
September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETFs | 2025
20
Notes to Portfolio of Investments
Common Stocks - 101.1%
Issuer Shares Value ($)
Consumer Discretionary - 63.2%
Apparel Retail - 3.9%
Trent Ltd. 213,932 11,270,199
Apparel, Accessories & Luxury Goods - 4.6%
Titan Co. Ltd. 347,183 13,165,690
Automobile Manufacturers - 17.5%
Hyundai Motor India Ltd. 190,923 5,557,251
Mahindra & Mahindra Ltd. 395,340 15,259,030
Maruti Suzuki India Ltd. 92,913 16,773,549
Tata Motors Ltd. 1,694,889 12,984,342
Total 50,574,172
Automotive Parts & Equipment - 7.2%
Bosch Ltd. 11,625 4,994,277
Samvardhana Motherson International
Ltd. 5,958,112 7,089,575
Tube Investments of India Ltd. 148,691 5,185,921
UNO Minda Ltd. 241,307 3,529,834
Total 20,799,607
Consumer Electronics - 2.9%
Dixon Technologies India Ltd. 45,899 8,437,595
Hotels, Resorts & Cruise Lines - 3.2%
Indian Hotels Co. Ltd. 1,149,141 9,322,423
Motorcycle Manufacturers - 17.8%
Bajaj Auto Ltd. 145,279 14,200,040
Eicher Motors Ltd. 178,667 14,096,962
Hero MotoCorp Ltd. 174,339 10,745,395
TVS Motor Co. Ltd. 316,553 12,259,783
Total 51,302,180
Restaurants - 6.1%
Eternal Ltd.
(a)
4,810,587 17,635,636
Total Consumer Discretionary 182,507,502
Consumer Staples - 37.9%
Distillers & Vintners - 2.2%
United Spirits Ltd. 420,640 6,273,920
Food Retail - 3.5%
Avenue Supermarts Ltd.
(a),(b)
198,124 9,986,447
Common Stocks (continued)
Issuer Shares Value ($)
Packaged Foods & Meats - 14.9%
Britannia Industries Ltd. 158,778 10,713,508
Marico Ltd. 714,426 5,611,530
Nestle India Ltd. 964,820 12,527,949
Patanjali Foods Ltd. 447,375 2,901,252
Tata Consumer Products Ltd. 881,712 11,214,454
Total 42,968,693
Personal Care Products - 10.1%
Colgate-Palmolive India Ltd. 178,215 4,460,757
Dabur India Ltd. 798,825 4,420,185
Godrej Consumer Products Ltd. 490,068 6,440,685
Hindustan Unilever Ltd. 488,524 13,834,464
Total 29,156,091
Soft Drinks & Non-alcoholic Beverages - 3.0%
Varun Beverages Ltd. 1,764,851 8,819,410
Tobacco - 4.2%
ITC Ltd. 2,672,348 12,085,781
Total Consumer Staples 109,290,342
Total Common Stocks
(Cost: $208,817,499) 291,797,844
Preferred Stock - 0.0%
Issuer Shares Value ($)
Consumer Discretionary - 0.0%
Motorcycle Manufacturers - 0.0%
TVS Motor Co. Ltd.
(Cost: $0)
(a),(c),(d)
1,308,424 132,628
Money Market Funds - 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 3.965%
(e)
964,326 964,326
Total Money Market Funds
(Cost: $964,326) 964,326
Total Investments in Securities
(Cost: $209,781,825) 292,894,798
Other Assets & Liabilities, Net (4,167,695)
Net Assets 288,727,103
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $9,986,447, which represents 3.46% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the value of these securities amounted to $132,628, which represents 0.05% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at September 30, 2025.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia India Consumer ETF
September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 11
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment.
An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the
Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The
Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers,
LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 182,507,502 – – 182,507,502

PORTFOLIO OF INVESTMENTS
(continued)
Columbia India Consumer ETF
September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETFs | 2025
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Common Stocks (continued)
Consumer Staples 109,290,342 – – 109,290,342
Total Common Stocks 291,797,844 – – 291,797,844
Preferred Stocks
Consumer Discretionary – – 132,628 132,628
Total Preferred Stocks – – 132,628 132,628
Money Market Funds 964,326 – – 964,326
Total Investments in Securities 292,762,170 – 132,628 292,894,798
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Emerging Economies ETF
September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 13
Common Stocks - 97.1%
Issuer Shares Value ($)
Brazil - 2.3%
Ambev SA 262,968 596,987
B3 SA - Brasil Bolsa Balcao 271,384 682,849
Companhia de Saneamento Basico do
Estado de Sao Paulo 31,001 769,386
Embraer SA 31,292 471,770
Suzano SA 43,041 403,291
Vale SA 158,473 1,713,414
WEG SA 85,402 586,767
Total 5,224,464
Chile - 0.3%
Banco de Chile 4,728,333 717,896
China - 31.8%
Agricultural Bank of China, Ltd.
Class H
1,181,928 797,533
Airtac International Group 12,241 302,430
Alibaba Group Holding Ltd. 519,492 11,818,169
ANTA Sports Products Ltd. 61,432 738,251
Baidu, Inc.
Class A
(a)
83,103 1,422,719
Bank of China, Ltd.
Class H
2,520,936 1,380,287
Beijing-Shanghai High Speed Railway
Co. Ltd. 491,202 353,991
BYD Co. Ltd.
Class H
122,157 1,730,207
China Construction Bank Corp.
Class H
3,259,956 3,134,090
China Life Insurance Co., Ltd.
Class H
355,026 1,008,441
China Merchants Bank Co., Ltd.
Class H
148,857 894,627
China Overseas Land & Investment, Ltd. 257,051 474,430
China Pacific Insurance Group Co., Ltd.
Class H
136,807 544,738
China Resources Beer Holdings Co. Ltd. 122,466 431,914
China Resources Land, Ltd. 166,013 648,228
China Shenhua Energy Co., Ltd.
Class H
181,784 869,154
China Tower Corp. Ltd.
Class H
(b)
175,870 259,497
China Yangtze Power Co., Ltd.
Class A
245,008 937,910
Contemporary Amperex Technology Co.
Ltd.
Class A
44,926 2,537,105
East Money Information Co. Ltd.
Class A
167,402 637,771
Gree Electric Appliances Inc.
Class A
62,650 349,579
H World Group Ltd. ADR 10,289 402,403
Haier Smart Home Co. Ltd.
Class H
158,891 517,492
Hygon Information Technology Co. Ltd.
Class A
22,723 806,331
Industrial & Commercial Bank of China,
Ltd.
Class H
2,397,720 1,768,921
Industrial Bank Co. Ltd.
Class A
205,906 574,175
JD.com, Inc.
Class A
98,150 1,747,182
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd.
Class A
70,737 711,002
Kuaishou Technology
(b)
104,961 1,141,291
Kweichow Moutai Co. Ltd.
Class A
12,201 2,474,994
Lenovo Group, Ltd. 365,128 542,032
Li Auto, Inc.
Class A
(a)
44,058 574,197
Meituan
Class B
(a),(b)
181,808 2,441,897
NetEase, Inc. 62,294 1,895,946
Nongfu Spring Co. Ltd.
Class H
(b)
102,676 711,305
PDD Holdings, Inc. ADR
(a)
22,365 2,955,982
PetroChina Co. Ltd.
Class H
1,136,045 1,033,777
PICC Property & Casualty Co., Ltd.
Class
H
298,103 672,805
Common Stocks (continued)
Issuer Shares Value ($)
Ping An Insurance Group Co. of China,
Ltd.
Class H
255,091 1,739,316
Pop Mart International Group Ltd.
(b)
22,579 774,263
Shanghai Pudong Development Bank Co.
Ltd.
Class A
302,093 505,013
Shanxi Xinghuacun Fen Wine Factory Co.
Ltd.
Class A
14,826 404,076
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd.
Class A
13,447 464,117
Silergy Corp. 21,875 185,175
Sunny Optical Technology Group Co. Ltd. 33,928 394,425
Tencent Holdings Ltd. 104,415 8,897,633
Tencent Music Entertainment Group ADR 29,023 677,397
Trip.com Group Ltd. 22,743 1,742,176
Wuxi Biologics Cayman, Inc.
(a),(b)
137,714 725,351
Xiaomi Corp.
Class B
(a),(b)
571,273 3,964,930
Zijin Mining Group Co., Ltd.
Class H
273,489 1,145,923
Total 73,862,598
Czech Republic - 0.3%
CEZ AS 12,602 783,323
Egypt - 0.2%
Commercial International Bank - Egypt
(CIB) 154,278 325,644
Greece - 0.4%
National Bank of Greece SA 67,860 985,934
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 61,786 502,813
India - 14.0%
ABB India, Ltd. 5,446 317,926
Adani Ports & Special Economic Zone
Ltd. 45,321 716,397
Bajaj Holdings & Investment Ltd. 2,126 293,248
Bharat Electronics Ltd. 264,916 1,205,252
Bharat Petroleum Corp. Ltd. 195,569 748,124
Bharti Airtel Ltd. 168,148 3,557,311
BSE Ltd. 14,882 341,961
Cipla Ltd. 38,852 657,811
Coal India Ltd. 150,627 661,537
Cummins India, Ltd. 13,795 610,056
Divi's Laboratories, Ltd. 8,751 560,756
Dixon Technologies India Ltd. 2,783 511,598
GAIL India, Ltd. 216,745 430,347
HCL Technologies Ltd. 38,486 600,380
Hero MotoCorp Ltd. 10,657 656,845
Hindalco Industries Ltd. 108,266 929,096
Hindustan Aeronautics Ltd. 13,123 701,534
Indian Hotels Co. Ltd. 64,519 523,411
Indus Towers Ltd.
(a)
106,752 412,274
Infosys, Ltd. 119,484 1,940,246
InterGlobe Aviation Ltd.
(b)
13,673 861,524
Larsen & Toubro Ltd. 50,425 2,078,023
Lupin, Ltd. 19,030 409,647
Mankind Pharma Ltd. 9,981 273,804
NTPC Ltd. 336,958 1,292,026
Oil & Natural Gas Corp. Ltd. 281,190 758,486
Petronet LNG, Ltd. 92,515 290,501
Pidilite Industries Ltd. 25,200 416,647
Power Finance Corp. Ltd. 112,659 520,543

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETFs | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Power Grid Corp of India Ltd. 344,016 1,085,841
REC Ltd. 103,778 435,794
State Bank of India 127,010 1,248,017
Sun Pharmaceutical Industries Ltd. 72,263 1,297,562
Tata Consultancy Services, Ltd. 34,134 1,110,418
Tata Motors Ltd. 152,249 1,166,361
Tech Mahindra Ltd. 27,296 430,489
Torrent Pharmaceuticals Ltd. 8,254 334,961
UltraTech Cement, Ltd. 8,772 1,207,488
Vedanta Ltd. 117,774 617,861
Wipro Ltd. 122,780 331,009
Total 32,543,112
Indonesia - 1.1%
PT Astra International Tbk 1,495,258 518,158
PT Bank Central Asia Tbk 1,999,885 915,039
PT Bank Mandiri Persero Tbk 1,624,060 428,795
PT Bank Rakyat Indonesia Persero Tbk 2,908,432 680,641
Total 2,542,633
Kuwait - 0.7%
Mobile Telecommunications Co. KSCP 1,011,813 1,705,396
Malaysia - 1.3%
CIMB Group Holdings Bhd 385,000 671,474
Malayan Banking Bhd 279,300 657,684
Public Bank Bhd 684,200 703,953
Telekom Malaysia Bhd 298,500 502,170
Tenaga Nasional Bhd 160,800 505,115
Total 3,040,396
Mexico - 2.1%
Cemex SAB de CV Series CPO 833,194 745,364
Fomento Economico Mexicano SAB de
CV Series UBD 77,876 767,142
Grupo Aeroportuario del Pacifico SAB de
CV
Class B
25,355 598,728
Grupo Financiero Banorte SAB de CV
Class O
129,286 1,301,005
Grupo Mexico SAB de CV Series B 165,841 1,444,872
Total 4,857,111
Philippines - 0.3%
SM Investments Corp. 45,410 573,477
Qatar - 0.9%
Qatar Islamic Bank QPSC 117,072 768,476
Qatar National Bank QPSC 241,606 1,232,914
Total 2,001,390
Russia - 0.0%
Magnit PJSC
(a),(c),(d),(e),(f)
15,524 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
86,390 0
Total 0
Saudi Arabia - 3.0%
Al Rajhi Bank 129,262 3,694,973
Alinma Bank 95,522 682,628
Banque Saudi Fransi 111,252 529,531
Etihad Etisalat Co. 33,241 598,749
Riyad Bank 106,692 773,831
SABIC Agri-Nutrients Co. 21,348 678,546
Total 6,958,258
South Africa - 3.1%
Absa Group Ltd. 66,670 699,798
Common Stocks (continued)
Issuer Shares Value ($)
Bid Corp. Ltd. 23,626 591,934
Capitec Bank Holdings Ltd. 5,081 1,023,121
FirstRand Ltd. 279,064 1,256,172
Gold Fields Ltd. 36,766 1,553,730
Harmony Gold Mining Co. Ltd. 24,340 444,208
MTN Group Ltd. 85,917 722,096
Standard Bank Group Ltd. 73,626 1,008,807
Total 7,299,866
South Korea - 11.6%
Hana Financial Group, Inc. 15,573 967,867
Hanwha Aerospace Co. Ltd. 1,208 953,107
Hd Hyundai Heavy Industries Co. Ltd. 1,045 383,575
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 2,263 662,908
Hyundai Mobis Co. Ltd. 3,335 709,524
KB Financial Group, Inc. 16,101 1,325,445
Kia Corp. 12,943 928,948
Krafton, Inc.
(a)
1,255 261,635
KT&G Corp. 5,917 563,423
NAVER Corp. 6,277 1,201,222
Samsung Electronics Co. Ltd. 180,251 10,778,703
Samsung Fire & Marine Insurance Co.
Ltd. 1,734 557,999
Samsung Heavy Industries Co. Ltd.
(a)
36,888 575,779
Shinhan Financial Group Co. Ltd. 21,843 1,102,231
SK Hynix, Inc. 20,962 5,191,757
Woori Financial Group, Inc. 48,597 898,822
Total 27,062,945
Taiwan - 18.8%
Accton Technology Corp. 30,801 1,056,075
Alchip Technologies Ltd. 4,700 534,336
ASE Technology Holding Co. Ltd. 219,906 1,183,299
Asia Vital Components Co. Ltd. 23,646 761,097
Asustek Computer, Inc. 43,892 966,321
CTBC Financial Holding Co. Ltd. 977,397 1,375,757
Delta Electronics, Inc. 114,780 3,216,160
E.Sun Financial Holding Co. Ltd. 946,777 1,035,993
Elite Material Co. Ltd. 18,700 751,608
eMemory Technology, Inc. 3,667 242,437
Evergreen Marine Corp. Taiwan Ltd. 88,891 522,065
First Financial Holding Co. Ltd. 813,449 796,688
Fubon Financial Holding Co. Ltd. 508,817 1,474,130
Hon Hai Precision Industry Co. Ltd. 672,898 4,768,881
Hua Nan Financial Holdings Co. Ltd. 622,166 604,243
International Games System Co. Ltd. 14,000 361,507
KGI Financial Holding Co. Ltd. 1,337,170 655,906
Largan Precision Co. Ltd. 6,442 496,709
Lite-On Technology Corp. 150,469 851,627
MediaTek, Inc. 80,642 3,479,370
Novatek Microelectronics Corp. 36,377 509,049
Realtek Semiconductor Corp. 29,903 539,624
Taiwan Mobile Co. Ltd. 120,534 431,072
Taiwan Semiconductor Manufacturing
Co. Ltd. 295,316 12,644,773
TS Financial Holding Co., Ltd. 1,145,139 676,307
Uni-President Enterprises Corp. 365,005 938,919
United Microelectronics Corp. 658,535 984,194
Wistron Corp. 181,074 834,730

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 15
Common Stocks (continued)
Issuer Shares Value ($)
Yageo Corp. 153,852 858,155
Yang Ming Marine Transport Corp. 160,072 278,359
Total 43,829,391
Thailand - 1.3%
Advanced Info Service PCL NVDR 54,900 493,007
Bangkok Dusit Medical Services PCL
NVDR 683,800 432,585
CP ALL PCL NVDR 365,300 532,647
Delta Electronics Thailand PCL NVDR 175,500 858,409
PTT PCL NVDR NVDR 755,800 775,508
Total 3,092,156
Turkey - 0.7%
Akbank TAS 251,397 379,086
BIM Birlesik Magazalar AS 37,424 486,920
Turk Hava Yollari AO 90,767 687,621
Total 1,553,627
United Arab Emirates - 2.7%
Abu Dhabi Commercial Bank PJSC 204,568 812,034
Abu Dhabi Islamic Bank PJSC 94,112 558,061
Aldar Properties PJSC 235,871 608,782
Emaar Properties PJSC 336,819 1,196,702
Emirates NBD Bank PJSC 141,043 933,119
Emirates Telecommunications Group
Co. PJSC 225,499 1,156,657
First Abu Dhabi Bank PJSC 255,078 1,086,148
Total 6,351,503
Total Common Stocks
(Cost: $205,125,762) 225,813,933
Preferred Stocks - 2.1%
Issuer Shares Value ($)
Brazil - 1.9%
Banco Bradesco SA Preference Shares 317,757 1,055,501
Itau Unibanco Holding SA Preference
Shares 266,625 1,956,049
Petroleo Brasileiro SA - Petrobras
Preference Shares 239,847 1,416,865
Total 4,428,415
Colombia - 0.2%
Grupo Cibest SA 37,252 485,720
Total Preferred Stocks
(Cost: $4,370,784) 4,914,135
Money Market Funds - 0.7%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 3.965%
(g)
1,742,803 1,742,803
Total Money Market Funds
(Cost: $1,742,803) 1,742,803
Total Investments in Securities
(Cost: $211,239,349) 232,470,871
Other Assets & Liabilities, Net 223,641
Net Assets 232,694,512

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETFs | 2025
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Magnit PJSC
12/27/2012-12/17/2021
15,524
3,017,072
—
Mobile TeleSystems PJSC ADR
09/18/2020-12/17/2021
86,390
774,283
—
3,791,355
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $10,880,058, which represents 4.68% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
ADR American Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment.
An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 17
Fair Value Measurements (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the
Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The
Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers,
LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 5,224,464 – – 5,224,464
Chile 717,896 – – 717,896
China 73,862,598 – – 73,862,598
Czech Republic 783,323 – – 783,323
Egypt 325,644 – – 325,644
Greece 985,934 – – 985,934
Hungary 502,813 – – 502,813
India 32,543,112 – – 32,543,112
Indonesia 2,542,633 – – 2,542,633
Kuwait 1,705,396 – – 1,705,396
Malaysia 3,040,396 – – 3,040,396
Mexico 4,857,111 – – 4,857,111
Philippines 573,477 – – 573,477
Qatar 2,001,390 – – 2,001,390
Russia – – 0
(a)
0
(a)
Saudi Arabia 6,958,258 – – 6,958,258
South Africa 7,299,866 – – 7,299,866
South Korea 27,062,945 – – 27,062,945
Taiwan 43,829,391 – – 43,829,391
Thailand 3,092,156 – – 3,092,156
Turkey 1,553,627 – – 1,553,627
United Arab Emirates 6,351,503 – – 6,351,503
Total Common Stocks 225,813,933 – 0
(a)
225,813,933
Preferred Stocks
Brazil 4,428,415 – – 4,428,415
Colombia 485,720 – – 485,720
Total Preferred Stocks 4,914,135 – – 4,914,135

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETFs | 2025
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Money Market Funds 1,742,803 – – 1,742,803
Total Investments in Securities 232,470,871 – 0
(a)
232,470,871
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
(a) Rounds to zero.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 19
Columbia EM Core ex-
China ETF
Columbia India
Consumer ETF
Columbia Research
Enhanced Emerging
Economies ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $929,505,484, $209,781,825 and $211,239,349, respectively) $1,239,086,611 $292,894,798 $232,470,871
Cash 320,942 – –
Foreign currency (cost $83,367, $– and $55,144, respectively) 83,262 – 55,075
Receivable for:
Investments sold – 6,456,682 –
Dividends 2,456,916 8,847 390,491
Foreign tax reclaims 217,142 – 17,425
Reimbursement due from Investment Manager – – 3,724
Total assets 1,242,164,873 299,360,327 232,937,586
Liabilities
Payable for:
Capital shares redeemed – 6,485,937 –
Investment management fees 160,226 187,419 91,249
Foreign capital gains taxes deferred 1,092,006 3,959,868 72,935
Accrued expenses and other liabilities 263,070 – 78,890
Total liabilities 1,515,302 10,633,224 243,074
Net assets applicable to outstanding capital stock $1,240,649,571 $288,727,103 $232,694,512
Represented by:
Paid-in capital $995,959,647 $238,482,262 $438,285,159
Total distributable earnings (loss) 244,689,924 50,244,841 (205,590,647)
Total — representing net assets applicable to outstanding capital stock $1,240,649,571 $288,727,103 $232,694,512
Shares outstanding 34,300,000 4,450,000 8,750,000
Net asset value per share $36.17 $64.88 $26.59

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Indexed ETFs | 2025
Columbia EM Core ex-
China ETF
Columbia India
Consumer ETF
Columbia Research
Enhanced Emerging
Economies ETF
Investment Income:
Dividends - unaffiliated issuers $21,959,086 $2,436,647 $2,260,389
Foreign taxes withheld (3,210,359) (567,571) (263,894)
Total income 18,748,727 1,869,076 1,996,495
Expenses:
Investment management fees 928,335 1,169,642 298,620
Total expenses 928,335 1,169,642 298,620
Fees waived by the Investment Manager and its affiliates – – (6,878)
Total net expenses 928,335 1,169,642 291,742
Net Investment income 17,820,392 699,434 1,704,753
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments - unaffiliated issuers (42,963,791) (3,716,794) (256,242)
In-kind transactions 3,712,110 – 373,866
Foreign currency translations (768,727) (141,564) (236,106)
Net realized loss (40,020,408) (3,858,358) (118,482)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 262,755,432 31,136,017 23,091,779
Foreign capital gains tax (1,278,596) (3,952,958) (8,524)
Foreign currency translations 34,274 (143) 2,033
Net change in unrealized appreciation 261,511,110 27,182,916 23,085,288
Net realized and unrealized gain 221,490,702 23,324,558 22,966,806
Net Increase in net assets resulting from operations $239,311,094 $24,023,992 $24,671,559

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 21
,
Columbia EM Core ex-China ETF Columbia India Consumer ETF
Six Months Ended
September 30,
2025
(Unaudited)
Year Ended
March 31,
2025
Six Months Ended
September 30,
2025
(Unaudited)
Year Ended
March 31,
2025
(a)
Operations
Net investment income $17,820,392 $29,555,883 $699,434 $873,790
Net realized loss (40,020,408) (31,323,205) (3,858,358) (13,743,366)
Net change in unrealized appreciation (depreciation) 261,511,110 (28,274,798) 27,182,916 (11,213,454)
Net increase (decrease) in net assets resulting from operations 239,311,094 (30,042,120) 24,023,992 (24,083,030)
Distributions to shareholders
Net investment income and net realized gains – (31,015,776) – (11,045,759)
Shareholder transactions
Proceeds from shares sold 47,288,881 244,556,489 13,183,851 187,078,485
Cost of shares redeemed (97,024,332) (76,991,490) (66,286,033) (81,850,784)
Net increase (decrease) in net assets resulting from shareholder transactions (49,735,451) 167,564,999 (53,102,182) 105,227,701
Increase (decrease) in net assets 189,575,643 106,507,103 (29,078,190) 70,098,912
Net Assets:
Net assets at beginning of period 1,051,073,928 944,566,825 317,805,293 247,706,381
Net assets at end of period
$1,240,649,571 $1,051,073,928 $288,727,103 $317,805,293
Capital stock activity
Shares outstanding, beginning of
period
35,700,000 30,500,000 5,300,000 3,900,000
Shares sold 1,600,000 7,750,000 200,000 2,650,000
Shares redeemed (3,000,000) (2,550,000) (1,050,000) (1,250,000)
Shares outstanding, end of
period
34,300,000 35,700,000 4,450,000 5,300,000
(a) Consolidated.

STATEMENT OF CHANGES IN NET ASSETS
(continued)
The accompanying Notes to Financial Statements are an integral part of this statement.
22 Indexed ETFs | 2025
Columbia Research Enhanced Emerging
Economies ETF
Six Months Ended
September 30,
2025
(Unaudited)
Year Ended
March 31,
2025
Operations
Net investment income $1,704,753 $1,659,654
Net realized gain (loss) (118,482) 802,751
Net change in unrealized appreciation 23,085,288 4,659
Net increase in net assets resulting from operations 24,671,559 2,467,064
Distributions to shareholders
Net investment income and net realized gains – (700,296)
Shareholder transactions
Proceeds from shares sold 128,595,517 45,491,314
Cost of shares redeemed (7,651,849) (19,006,192)
Net increase in net assets resulting from shareholder transactions 120,943,668 26,485,122
Increase in net assets 145,615,227 28,251,890
Net Assets:
Net assets at beginning of period 87,079,285 58,827,395
Net assets at end of period
$232,694,512 $87,079,285
Capital stock activity
Shares outstanding, beginning of
period
4,000,000 2,850,000
Shares sold 5,100,000 2,050,000
Shares redeemed (350,000) (900,000)
Shares outstanding, end of
period
8,750,000 4,000,000

FINANCIAL HIGHLIGHTS
Columbia EM Core ex-China ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 23
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31,
2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically
4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Six Months Ended
September 30,
2025
(Unaudited)
Year Ended March 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of
period
$29.44 $30.97 $26.96 $30.73 $31.65 $19.09
Income (loss) from investment
operations:
Net investment income 0.51 0.82 0.80 0.86 0.80 0.68
Net realized and unrealized gain (loss) 6.22 (1.53) 3.58 (4.01) (1.10) 12.37
Total from investment operations 6.73 (0.71) 4.38 (3.15) (0.30) 13.05
Less distributions to shareholders:
Net investment income – (0.82) (0.37) (0.62) (0.58) (0.49)
Net realized gains – – – – (0.04) –
Total distribution to shareholders – (0.82) (0.37) (0.62) (0.62) (0.49)
Net asset value, end of
period
$36.17 $29.44 $30.97 $26.96 $30.73 $31.65
Total Return at NAV 22.86% (2.39)% 16.32% (10.15)% (0.96)% 68.56%
Total Return at Market Price 22.99% (2.40)% 16.41% (9.43)% (1.94)% 69.09%
Ratios to average net assets:
Total gross expenses
(a)
0.16% 0.16%
(b)
0.16%
(c)
0.16%
(d)
0.16%
(e)
0.16%
Total net expenses
(a)(f)
0.16% 0.16%
(b)
0.16%
(c)
0.16%
(d)
0.16%
(e)
0.16%
Net Investment income 3.07% 2.61% 2.79% 3.28% 2.53% 2.61%
Supplemental data
Net assets, end of
period
(in thousands) $1,240,650 $1,051,074 $944,567 $173,900 $95,264 $30,070
Portfolio turnover 24% 20% 14% 19% 13% 19%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The ratio includes less than 0.01% for the year ended March 31, 2025 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) The ratio includes less than 0.01% for the year ended March 31, 2024 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) The ratio includes less than 0.01% for the year ended March 31, 2023 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) The ratio includes less than 0.01% for the year ended March 31, 2022 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(f) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia India Consumer ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
24 Indexed ETFs | 2025
s
Six Months Ended
September 30,
2025
(Unaudited)
Year Ended March 31,
2025
(a)
2024
(a)
2023
(a)
2022
(a)
2021
(a)
Per share data
Net asset value, beginning of
period
$59.96 $63.51 $44.38 $50.13 $50.85 $30.80
Income (loss) from investment
operations:
Net investment income 0.14 0.16 0.03 0.12 0.38 0.09
Net realized and unrealized gain (loss) 4.78 (1.85) 21.34 (1.07) 2.27 20.12
Total from investment operations 4.92 (1.69) 21.37 (0.95) 2.65 20.21
Less distributions to shareholders:
Net investment income – – – (0.11) (0.08) (0.16)
Net realized gains – (1.86) (2.24) (4.69) (3.29) –
Total distribution to shareholders – (1.86) (2.24) (4.80) (3.37) (0.16)
Net asset value, end of
period
$64.88 $59.96 $63.51 $44.38 $50.13 $50.85
Total Return at NAV 8.21% (2.93)% 48.74% (2.38)% 5.22% 65.67%
Total Return at Market Price 8.63% (4.34)% 49.80% (1.14)% 3.17% 69.58%
Ratios to average net assets:
Total gross expenses
(b)
0.75% 0.76%
(c)(d)
0.77%
(e)
0.77%
(f)
0.77%
(g)
0.80%
(h)
Total net expenses
(b)( i )
0.75% 0.75%
(c)(d)
0.75%
(e)
0.75%
(f)
0.75%
(g)
0.75%
(h)
Net Investment income 0.45% 0.24% 0.06% 0.24% 0.70% 0.22%
Supplemental data
Net assets, end of
period
(in thousands) $288,727 $317,805 $247,706 $71,007 $77,709 $91,532
Portfolio turnover 4% 41% 24% 22% 31% 16%
Notes to Financial Highlights
(a) Consolidated.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) The total gross expense ratio includes 0.01% for the year ended March 31, 2025 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense was waived for the year ended March 31, 2025.
(d) Ratios include line of credit interest expense which is less than 0.01%
(e) The total gross expense ratio includes 0.02% for the year ended March 31, 2024 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2024.
(f) The total gross expense ratio includes 0.02% for the year ended March 31, 2023 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2023.
(g) The total gross expense ratio includes 0.02% for the year ended March 31, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2022.
(h) The total gross expense ratio includes 0.05% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). The total net expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense.
( i ) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Emerging Economies ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 25
Six Months Ended
September 30,
2025
(Unaudited)
Year Ended March 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of
period
$21.77 $20.64 $20.50 $21.33 $27.73 $19.65
Income (loss) from investment
operations:
Net investment income 0.34 0.52 0.32 0.35 0.33 0.29
Net realized and unrealized gain (loss) 4.48 0.77 0.15 (0.77) (6.47) 7.97
Total from investment operations 4.82 1.29 0.47 (0.42) (6.14) 8.26
Less distributions to shareholders:
Net investment income – (0.16) (0.33) (0.41) (0.26) (0.18)
Net asset value, end of
period
$26.59 $21.77 $20.64 $20.50 $21.33 $27.73
Total Return at NAV 22.14% 6.25% 2.29% (1.93)% (22.22)% 42.02%
Total Return at Market Price 21.71% 6.73% 2.10% (0.95)% (23.46)% 43.27%
Ratios to average net assets:
Total gross expenses
(a)
0.49% 0.54%
(b)
0.49%
(c)
0.49%
(d)
0.53%
(e)
0.59%
(f)
Total net expenses
(g)
0.48% 0.49%
(b)
0.49%
(c)
0.49%
(a)(d)
0.53%
(a)(e)
0.59%
(a)(f)
Net Investment income 2.80% 2.41% 1.58% 1.71% 1.28% 1.14%
Supplemental data
Net assets, end of
period
(in thousands) $232,695 $87,079 $58,827 $85,079 $117,297 $182,999
Portfolio turnover 15% 150% 34% 25% 31% 40%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The total gross expense ratio includes 0.05% for the year ended March 31, 2025 attributed to overdraft expense, which is outside the Unitary
Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense as the entire overdraft expense was waived for the year ended March 31, 2025.
(c) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2024 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense as the entire overdraft expense was waived for the year ended March 31, 2024.
(d) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2023 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense as the entire overdraft expense was waived for the year ended March 31, 2023.
(e) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2022.
(f) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2021.
(g) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)
26 Indexed ETFs | 2025
Note 1. Organization
Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia EM Core ex-China ETF, Columbia India Consumer ETF and Columbia Research
Enhanced Emerging Economies ETF. Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-
diversified funds. At period end, Columbia Research Enhanced Emerging Economies ETF was operating as a diversified fund.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York
Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Basis of Consolidation
The Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of Columbia India
Consumer ETF include the accounts of Columbia India Consumer ETF and EG Shares India Consumer Mauritius, a
wholly owned subsidiary (the Subsidiary) of Columbia India Consumer ETF located in the Republic of Mauritius. All inter-
company transactions and balances have been eliminated in the consolidation process.
As of the March 31, 2025, Columbia India Consumer ETF has transitioned all of its Indian securities out of the
Subsidiary and hold investments in Indian securities directly in the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to
Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker
(CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2025 (Unaudited)
Indexed ETFs | 2025 27
accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the
Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Interest income is recorded on an accrual basis.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2025 (Unaudited)
28 Indexed ETFs | 2025
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The
Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740)
Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted.
Management expects that the adoption of the amendments will not have a material impact on its financial statements.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2025 (Unaudited)
Indexed ETFs | 2025 29
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the
Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Funds (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges);
interest and fee expense related to the Funds’ participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets and is paid as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the
Investment Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the
Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed
Effective investment management
fee rate (%)
Fund
Columbia EM Core ex-China ETF 0.16
Columbia India Consumer ETF 0.75
Columbia Research Enhanced Emerging Economies ETF 0.49

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2025 (Unaudited)
30 Indexed ETFs | 2025
and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s)
as a percentage of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and ETFs
(but not for Columbia Research Enhanced Emerging Economies ETF)), brokerage commissions, interest (but not Fund overdraft charges), infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at March 31,
2025 as arising on April 1, 2025.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and
Fund
August 1, 2025
through July 31, 2026
(%)
Prior to August 1,
2025 (%)
Columbia India Consumer ETF 0.75 0.75
Columbia Research Enhanced Emerging Economies ETF 0.47 0.49
Fund Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 929,505,484 336,968,626 (27,387,499) 309,581,127
Columbia India Consumer ETF 209,781,825 86,465,269 (3,352,296) 83,112,973
Columbia Research Enhanced Emerging Economies ETF 211,239,349 28,922,514 (7,690,992) 21,231,522
Fund
No expiration short-
term ($)
No expiration long-
term ($) Total ($)
Columbia EM Core ex-China ETF (12,050,660) (25,723,438) (37,774,098)
Columbia India Consumer ETF - - -
Columbia Research Enhanced Emerging Economies ETF (6,963,411) (220,613,595) (227,577,006)
Fund
Late year
ordinary losses ($)
Post-October
capital losses ($)
Columbia EM Core ex-China ETF - -
Columbia India Consumer ETF 7,264,826 13,692,866
Columbia Research Enhanced Emerging Economies ETF - -

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2025 (Unaudited)
Indexed ETFs | 2025 31
adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended September 30, 2025, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended September 30, 2025, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the six months ended September 30, 2025, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A.,
Citibank, N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the
Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to each Fund are payable by the
Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 23,
2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by
JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Funds had no borrowings during the six months ended September 30, 2025.
Fund Purchases ($)
Proceeds from
sales ($)
Columbia EM Core ex-China ETF 272,081,819 297,232,714
Columbia India Consumer ETF 12,815,832 66,024,574
Columbia Research Enhanced Emerging Economies ETF 99,429,238 19,309,127
Fund Contributions ($)
Columbia EM Core ex-China ETF 10,787,930
Columbia India Consumer ETF -
Columbia Research Enhanced Emerging Economies ETF 43,301,518
Fund Cost basis ($)
Proceeds from sales
($)
Net realized
gain (loss) ($)
Columbia EM Core ex-China ETF 9,311,282 13,023,392 3,712,110
Columbia India Consumer ETF - - -
Columbia Research Enhanced Emerging Economies ETF 1,828,408 2,202,274 373,866

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2025 (Unaudited)
32 Indexed ETFs | 2025
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the
Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the respective Fund’s Prospectus and Statement of
Additional Information.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Funds approved a custody agreement with State Street Bank and Trust Company
(State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-
administration services to the Funds, including fund accounting and financial reporting services.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2025 (Unaudited)
Indexed ETFs | 2025 33
the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
34 Indexed ETFs | 2024
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia EM Core ex-China ETF, Columbia Research Enhanced Emerging
Economies ETF, and Columbia India Consumer ETF (the Funds). Under an investment management services agreement
(the IMS Agreement), the Investment Manager provides investment advice and other services to the Funds and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions,
Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for each Fund for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the
Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the
IMS Agreement. Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
The Investment Manager’s agreement to contractually limit or cap total operating expenses for Columbia
Research Enhanced Emerging Markets Economies ETF and Columbia India Consumer ETF so that total operating expenses (excluding certain fees and expenses, such as interest, infrequent and/or unusual expenses, and, for
Columbia India Consumer ETF only, acquired fund fees and expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Indexed ETFs | 2024 35
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the Funds’ performance relative to peers and benchmarks,
(iii) the net assets of the Funds and (iv) index tracking error data of each Fund. The Board observed that each Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
36 Indexed ETFs | 2024
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by each Fund, observing that many of the competitors of the Funds have adopted similar unitary fee structures, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that Columbia EM Core ex-China ETF’s total expense ratio was below the peer universe’s median expense ratio shown in the reports and that the total expense ratio for each of Columbia
Research Enhanced Emerging Economies ETF and Columbia India Consumer ETF (after considering proposed expense caps/waivers) approximated its respective peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The
Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement for each Fund provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement for each Fund. In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement for each Fund were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement for each Fund.

Columbia ETF Trust II
290 Congress Street
Boston, MA, 02210
SAR279_03_R01_(11/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The
ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment
Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Columbia Management Investment Advisers, LLC, the funds’ investment advisor, is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust II

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	November 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Chief Financial Officer and Principal Financial Officer

Date	November 21, 2025

By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting Officer and Principal Financial Officer

Date	November 21, 2025